Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net income/(loss)	$ 11,475,639	$ 3,551,695	$ (1,071,648)
Net gain from discontinued operations, net of tax			25,500
Net gain/(loss) from continuing operations	11,475,639	3,551,695	(1,097,148)
Adjustment to reconcile net income to net cash used in operating activities
Depreciation and amortization	201,944	38,363	33,437
Allowance for doubtful accounts	27,469,288
Amortization of operating lease right-of-use asset	138,709	63,347
Other income	(42,431)	(22,119)
Gain from disposal of subsidiary			(347,990)
Deferred tax	(7,061,293)	(129,034)
Changes in operating assets and liabilities:
Accounts receivable	(119,006,660)	(2,608,325)
Inventories	17,210,179	(22,433,140)
Advances to suppliers	23,795,007	(40,485,521)
Prepayment and other current assets	198,990	2,094,491	103,145
Accounts payable	50,070,180	14,111,595	1,763
Accrued expenses and other payables	1,713,032	272,411	(76,969)
Income tax payable	12,509,424	1,505,485	28,432
Advances from customers	(35,891,398)	42,231,914
Deferred government grant		3,454
Operating lease liabilities	(122,878)	(49,074)
Net cash used in operating activities from continuing operations	(17,342,268)	(1,854,458)	(1,355,330)
Net cash used in operating activities from discontinued operations			(296,692)
Net cash used in operating activities	(17,342,268)	(1,854,458)	(1,652,022)
Cash flows from investing activities
Purchase of property and equipment	(282,308)	(339,657)	(810)
Purchase of intangible asset	(50,000)
Net cash used in investing activities from continuing operations	(332,308)	(339,657)	(810)
Net cash used in investing activities from discontinued operations			(385)
Net cash used in investing activities	(332,308)	(339,657)	(1,195)
Cash flows from financing activities
Proceeds from issuance of ordinary shares		17,639,999	667,901
Proceeds from related parties	10,000,000	907,135	241,822
Proceeds from short-term borrowings		1,568,455
Receipt of financing deposit	492,490
Repayments of loans and borrowings	(1,486,746)
Borrowings to related parties		(39,238)	(116,610)
Repayments to related parties	(2,000,000)	(517,670)	(594,887)
Net cash provided by financing activities from continuing operations	7,005,744	19,558,681	198,226
Net cash used in financing activities from discontinued operations			(86,348)
Net cash provided by financing activities	7,005,744	19,558,681	111,878
Effect of exchange rate changes on cash and cash equivalents	(3,684,350)	397,451	129,375
Net change in cash and cash equivalents	(14,353,182)	17,762,017	(1,411,964)
Cash and cash equivalents, beginning of the year	18,426,622	664,605	2,076,569
Cash and cash equivalents, end of the year	4,073,440	18,426,622	664,605
Less cash and cash equivalents of discontinued operations–end of year
Cash and cash equivalents of continuing operations–end of year	4,073,440	18,426,622	664,605
Supplemental cash flow information
Interest paid	6,938	34,721
Income taxes paid	218,121
Non-cash investing and financing activities
Free operating lease due to government grant		204,588
Additions of ROU Assets	416,013	100,313
Cancelled common stocks issued		$ 5,000	$ 7,600,000